Segment information - Additional information (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Segment information
Property, plant and equipment	€ 8,709		€ 8,376
Right-of-use assets	24,710		24,932
-United States
Segment information
Property, plant and equipment	276		286
Right-of-use assets	960		€ 1,042
Corporate
Segment information
Share issue related cost	€ 0	€ 109